Costs of services and general and administrative costs (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Costs of Services and General Administrative Costs

	2022	2021	2020
	£m	£m	£m
Costs of services	11,890.1	10,597.5	9,987.9
General and administrative costs	1,180.4	974.6	4,293.0
	13,070.5	11,572.1	14,280.9
Costs of services and general and administrative costs include:

	2022	2021	2020
	£m	£m	£m
Staff costs (note 5)	8,165.8	7,166.7	6,556.5
Establishment costs	536.0	529.0	638.5
Media pass-through costs	1,905.7	1,865.3	1,555.2
Other costs of services and general and administrative costs[1]	2,463.0	2,011.1	5,530.7
	13,070.5	11,572.1	14,280.9
Included within costs of services and general administrative costs are the following:

	2022	2021	2020
	£m	£m	£m
Goodwill impairment (note 14)	37.9	1.8	2,822.9
Amortisation and impairment of acquired intangible assets	62.1	97.8	89.1
Investment and other impairment charges/(reversals)	48.0	(42.4)	296.2
Intangible asset impairment	29.0	—	—
Restructuring and transformation costs	203.7	145.5	80.7
Restructuring costs in relation to COVID-19	15.1	29.9	232.5
Property related costs	18.0	—	—
Losses/(gains) on disposal of investments and subsidiaries	36.3	10.6	(7.8)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(66.5)	—	(0.6)
Litigation settlement	—	21.3	25.6
Amortisation of other intangible assets	21.9	19.9	35.2
Depreciation of property, plant and equipment	166.9	151.2	174.8
Depreciation of right-of-use assets	262.2	272.9	331.9
(Gains)/losses on sale of property, plant and equipment	(6.4)	(1.3)	0.3
Net foreign exchange (gains)/losses	(8.7)	4.4	5.9
Short-term lease expense	20.2	18.0	36.7
Low-value lease expense	1.9	2.3	2.3
Note
[1]Other costs of services and general and administrative costs include £723.7 million (2021: £538.6 million, 2020: £685.6 million) of other pass-through costs.

Auditors' Remuneration
Auditors’ remuneration:

	2022	2021	2020
	£m	£m	£m
Fees payable to the Company’s auditors for the audit of the Company and Group’s annual accounts	8.4	7.1	6.4
Fees payable for the audit of the Company’s subsidiaries	28.5	24.8	22.9
Fees payable to the auditors pursuant to legislation[1]	36.9	31.9	29.3
Audit-related services[2]	0.4	0.4	0.4
Other services[3]	0.6	1.4	0.7
Tax compliance services	0.1	—	0.1
Total other fees	1.1	1.8	1.2
Total fees	38.0	33.7	30.5
Notes
[1]Includes fees in respect of the audit of internal control over financial reporting.
[2]Audit-related assurance services are in respect of the review of the interim financial information.
[3]Other services include audits for earnout purposes and other agreed upon procedures.